INTERIM STATEMENTS OF CASH FLOWS (USD $)	4 Months Ended		16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (164,042)	$ (5,000)	$ (561,695)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid insurance and other current assets	26,284	(8,550)	(62,045)
Accrued expenses	(20,807)	5,000	16,398
Net cash used in operating activities	(158,565)	(8,550)	(607,342)
Cash Flows from Investing Activities
Principal deposited in Trust Account	0	0	(80,237,500)
Interest reinvested in Trust Account	(2,660)	0	(6,948)
Net cash used in investing activities	(2,660)	0	(80,244,448)
Cash Flows from Financing Activities
Deferred offering costs	0	(132,408)	0
Proceeds from notes payable to affiliate	0	200,000	200,000
Payment of notes payable to affiliate	0	0	(200,000)
Proceeds from sale of ordinary shares to Sponsor	0	25,000	25,000
Proceeds from public offering	0	0	80,500,000
Proceeds from issuance of Sponsor Warrants	0	0	3,125,000
Payment of offering costs	0	0	(2,566,810)
Net cash provided by financing activities	0	92,592	81,083,190
Increase (decrease) in cash	(161,225)	84,042	231,400
Cash at beginning of the period	392,625	0	0
Cash at end of the period	231,400	84,042	231,400
Supplemental Schedule of Non-Cash Financing Activities
Deferred offering costs included in accrued offering costs	0	21,500	0
Deferred underwriters' compensation	$ 0	$ 0	$ 2,415,000